UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Large-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.3%
Boeing Co. (The)	36,950	$2,572,459
United Technologies Corp.	39,800	3,115,942

		$5,688,401

Air Freight & Logistics — 1.1%
FedEx Corp.	22,900	$1,937,798

		$1,937,798

Automobiles — 0.7%
Ford Motor Co.	126,600	$1,248,276

		$1,248,276

Beverages — 3.1%
Coca-Cola Co. (The)	91,100	$3,455,423
PepsiCo, Inc.	26,650	1,886,021

		$5,341,444

Biotechnology — 3.9%
Celgene Corp.(1)	29,523	$2,255,557
Gilead Sciences, Inc.(1)	52,900	3,508,857
Vertex Pharmaceuticals, Inc.(1)	16,400	917,580

		$6,681,994

Chemicals — 3.9%
Celanese Corp., Series A	23,400	$887,094
Ecolab, Inc.	40,000	2,592,400
Monsanto Co.	35,200	3,203,904

		$6,683,398

Commercial Banks — 2.7%
Fifth Third Bancorp	124,500	$1,930,995
Wells Fargo & Co.	75,800	2,617,374

		$4,548,369

Communications Equipment — 3.7%
QUALCOMM, Inc.	101,458	$6,340,110

		$6,340,110

Computers & Peripherals — 10.9%
Apple, Inc.	20,310	$13,552,051
Dell, Inc.	100,750	993,395
EMC Corp.(1)	144,900	3,951,423

		$18,496,869

Construction & Engineering — 0.8%
Fluor Corp.	25,273	$1,422,365

		$1,422,365

Consumer Finance — 1.6%
American Express Co.	49,300	$2,803,198

		$2,803,198

Electrical Equipment — 0.9%
Emerson Electric Co.	33,200	$1,602,564

		$1,602,564

Security	Shares	Value
Energy Equipment & Services — 2.8%
Cameron International Corp.(1)	21,600	$1,211,112
Schlumberger, Ltd.	48,900	3,536,937

		$4,748,049

Food & Staples Retailing — 4.9%
Costco Wholesale Corp.	30,800	$3,083,850
CVS Caremark Corp.	46,200	2,237,004
Wal-Mart Stores, Inc.	41,500	3,062,700

		$8,383,554

Food Products — 2.7%
Kraft Foods, Inc. Class A	73,100	$3,022,685
Mead Johnson Nutrition Co.	21,100	1,546,208

		$4,568,893

Health Care Equipment & Supplies — 3.2%
Covidien PLC	39,800	$2,364,916
Intuitive Surgical, Inc.(1)	3,610	1,789,224
Stryker Corp.	21,800	1,213,388

		$5,367,528

Health Care Providers & Services — 2.3%
DaVita, Inc.(1)	13,700	$1,419,457
Express Scripts Holding Co.(1)	38,700	2,425,329

		$3,844,786

Hotels, Restaurants & Leisure — 2.3%
Las Vegas Sands Corp.	29,700	$1,377,189
Starbucks Corp.	48,800	2,476,600

		$3,853,789

Household Products — 1.4%
Colgate-Palmolive Co.	22,600	$2,423,172

		$2,423,172

Industrial Conglomerates — 1.3%
3M Co.	23,200	$2,144,144

		$2,144,144

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(1)	17,000	$4,323,440

		$4,323,440

Internet Software & Services — 6.6%
eBay, Inc.(1)	63,120	$3,055,639
Facebook, Inc., Class A(1)	63,018	1,364,340
Google, Inc., Class A(1)	9,075	6,847,087

		$11,267,066

IT Services — 2.8%
International Business Machines Corp.	6,707	$1,391,367
Visa, Inc., Class A	25,446	3,416,889

		$4,808,256

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	51,500	$1,980,175

		$1,980,175

Machinery — 1.7%
Deere & Co.	35,186	$2,902,493

		$2,902,493

Security	Shares	Value
Media — 3.0%
Viacom, Inc., Class B	47,000	$2,518,730
Walt Disney Co. (The)	49,594	2,592,774

		$5,111,504

Multiline Retail — 1.0%
Dollar General Corp.(1)	31,500	$1,623,510

		$1,623,510

Oil, Gas & Consumable Fuels — 3.0%
EOG Resources, Inc.	14,900	$1,669,545
Occidental Petroleum Corp.	20,100	1,729,806
Range Resources Corp.	24,200	1,690,854

		$5,090,205

Pharmaceuticals — 2.0%
Allergan, Inc.	36,300	$3,324,354

		$3,324,354

Road & Rail — 1.1%
Union Pacific Corp.	15,200	$1,804,240

		$1,804,240

Semiconductors & Semiconductor Equipment — 5.3%
Broadcom Corp., Class A	76,550	$2,647,099
Cirrus Logic, Inc.(1)	54,514	2,092,793
Cypress Semiconductor Corp.	110,400	1,183,488
Intel Corp.	57,700	1,308,636
NXP Semiconductors NV(1)	70,500	1,763,205

		$8,995,221

Software — 6.1%
Intuit, Inc.	31,400	$1,848,832
Microsoft Corp.	176,632	5,260,101
Nuance Communications, Inc.(1)	72,343	1,800,617
Oracle Corp.	49,800	1,568,202

		$10,477,752

Specialty Retail — 4.2%
Bed Bath & Beyond, Inc.(1)	20,600	$1,297,800
Home Depot, Inc. (The)	36,100	2,179,357
Sally Beauty Holdings, Inc.(1)	46,500	1,166,685
Urban Outfitters, Inc.(1)	67,800	2,546,568

		$7,190,410

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	17,900	$1,698,889

		$1,698,889

Total Common Stocks (identified cost $120,177,419)		$168,726,216

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$1,766	$1,765,802

Total Short-Term Investments (identified cost $1,765,802)		$1,765,802

Total Investments — 100.0% (identified cost $121,943,221)		$170,492,018

Other Assets, Less Liabilities — (0.0)%(3)		$(14,086)

Net Assets — 100.0%		$170,477,932

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $1,027.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at September 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$122,038,702

Gross unrealized appreciation	$49,803,472
Gross unrealized depreciation	(1,350,156)

Net unrealized appreciation	$48,453,316

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$168,726,216	*	$—	$—	$168,726,216
Short-Term Investments	—		1,765,802	—	1,765,802
Total Investments	$168,726,216		$1,765,802	$—	$170,492,018

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012